Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net income (loss)	$ (13,291,167)	$ (6,981,068)	$ 1,091,285
Non-cash item adjustments:
Non-cash operating lease expense	30,099	76,956	43,500
Depreciation of right-of-use assets – finance lease	1,531,337	1,546,442	1,300,302
Depreciation of property, plant and equipment	130,485	149,291	156,419
Consulting services settled by issuance of ordinary shares	6,953,860	6,144,000
Deferred tax expenses (recovery)	(267,774)	(143,400)	68,580
Loss (gain) on termination of right-of-use assets – finance lease	(327,403)	11,026	197
(Reversal of) Allowance for expected credit loss	2,315,017	696,640	(22,522)
Change in working capital items:
Change in accounts receivable – third parties	1,957,281	(2,587,091)	(1,000,746)
Change in accounts receivable – related parties	(50,070)	(29,324)	1,533,590
Change in retention receivable	108,500	(46,496)	(405,094)
Change in prepayment, deposits and other receivables	(572,102)	763,634	(787,948)
Change in accounts payable, accruals and other current liabilities	(253,968)	(1,209,269)	(479,398)
Change in accounts payable – related parties		(279,498)	43,069
Change in contract liabilities		(836,911)	734,348
Change in income taxes payable	(216,939)	8,772	148,079
Change in due to related parties	686,348
Change in lease liabilities – Operating lease	(26,266)	(102,941)	(29,449)
Cash provided by (used in) operating activities	(1,292,762)	(2,819,237)	2,394,212
Investing activity
Payment for potential investment in Wangmao	(12,757,589)
Proceeds from termination of finance lease	522,169	747	21,276
Cash provided by (used in) investing activity	(12,235,420)	747	21,276
Financing activities
Repayments to a related party	(596,154)	(333,042)	(623,776)
New borrowings from a related party	1,087,747	666,214	431,867
Repayment of bank loans	(98,610)	(93,505)	(34,822)
Principal payment of finance lease liabilities	(951,909)	(990,816)	(1,074,899)
Principal payment of finance lease liabilities – related parties	(315,533)	(301,979)	(479,055)
Payment of offering costs		(1,438,964)	(385,587)
Proceeds from issuance of common stock, net of issuance costs		5,277,100
Net proceeds from issuance of ordinary shares to 16 investors related to PIPE transaction in 2025-11	13,950,000
Proceeds from issuance of shares to 4 individuals related to SPA in 2026-02	140,882
Cash (used in) provided by financing activities	13,216,423	2,785,008	(2,166,272)
Net increase (decrease) in cash and cash equivalents	(311,759)	(33,482)	249,216
Cash and cash equivalents as of beginning of the year	455,953	489,435	240,219
Effect of exchange rate changes on cash and cash equivalents	(14,010)
Cash and cash equivalents as of the end of the year	130,184	455,953	489,435
Supplementary Cash Flows Information
Cash paid for interest	183,361	224,412	210,713
Cash paid for income tax	216,944	15,337	30,943
Supplementary Schedule of Non-Cash Investing and Financing Activities
Consulting fees paid by issuance of ordinary shares	3,881,860	9,216,000
Accruals for offering cost		519,255
Right-of-use assets obtained in exchange for new operating lease liabilities		67,072	90,342
Right-of-use assets obtained in exchange for new finance lease liabilities		$ 964,362	$ 1,767,504